Capital and financial risk management - Trade and other receivables and other non-current assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial instruments held at fair value by fair value hierarchy
Financial assets	£ 2,727	£ 2,441
Total assets	34,055	34,815
Trade and other receivables, loans from related parties and other non-current assets
Financial instruments held at fair value by fair value hierarchy
Financial assets	1,595	1,663
Non-financial assets	375	350
Total assets	1,970	2,013
Trade and other receivables
Financial instruments held at fair value by fair value hierarchy
Financial assets	1,567	1,634
Non-financial assets	289	247
Total assets	1,856	1,881
Other non-current assets
Financial instruments held at fair value by fair value hierarchy
Financial assets	28	29
Non-financial assets	86	103
Total assets	£ 114	£ 132